DEBT FACILITIES - Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	$ 3,046.2	$ 2,351.5
Net proceeds from borrowing under revolving credit facilities	44.5	344.6
Proceeds from long-term debt	31.2	429.1
Repayment of long-term debt	(161.0)	(132.1)
Repayment of lease liabilities	(83.4)	(89.5)
Total changes from financing cash flows	(168.7)	552.1
Business combinations (Note 2)		35.1
Foreign currency exchange differences	223.3	(28.1)
Additions and remeasurement of lease liabilities	128.2	119.6
Accretion	25.0	25.3
Other	(3.9)	(9.3)
Total non-cash changes	372.6	142.6
Liabilities arising from financing activities, end	3,250.1	3,046.2
Unsecured senior notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	1,221.0	1,249.5
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	(21.8)	(20.5)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(21.8)	(20.5)
Business combinations (Note 2)		0.0
Foreign currency exchange differences	101.1	(8.5)
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	0.4	0.5
Total non-cash changes	101.5	(8.0)
Liabilities arising from financing activities, end	1,300.7	1,221.0
Term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	620.3	331.2
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	402.3
Repayment of long-term debt	(106.1)	(110.8)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(106.1)	291.5
Business combinations (Note 2)		0.2
Foreign currency exchange differences	48.9	(4.1)
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	1.3	1.5
Total non-cash changes	50.2	(2.4)
Liabilities arising from financing activities, end	564.4	620.3
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	395.0	347.2
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	(83.4)	(89.5)
Total changes from financing cash flows	(83.4)	(89.5)
Business combinations (Note 2)		34.9
Foreign currency exchange differences	21.7	(7.8)
Additions and remeasurement of lease liabilities	128.2	119.6
Accretion	0.0	0.0
Other	(5.6)	(9.4)
Total non-cash changes	144.3	137.3
Liabilities arising from financing activities, end	455.9	395.0
R&D obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	473.0	423.6
Net proceeds from borrowing under revolving credit facilities	0.0	0.0
Proceeds from long-term debt	31.2	26.8
Repayment of long-term debt	(33.1)	(0.8)
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	(1.9)	26.0
Business combinations (Note 2)		0.0
Foreign currency exchange differences	0.0	0.0
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	25.0	25.3
Other	0.0	(1.9)
Total non-cash changes	25.0	23.4
Liabilities arising from financing activities, end	496.1	473.0
Revolving credit facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning	336.9	0.0
Net proceeds from borrowing under revolving credit facilities	44.5	344.6
Proceeds from long-term debt	0.0	0.0
Repayment of long-term debt	0.0	0.0
Repayment of lease liabilities	0.0	0.0
Total changes from financing cash flows	44.5	344.6
Business combinations (Note 2)		0.0
Foreign currency exchange differences	51.6	(7.7)
Additions and remeasurement of lease liabilities	0.0	0.0
Accretion	0.0	0.0
Other	0.0	0.0
Total non-cash changes	51.6	(7.7)
Liabilities arising from financing activities, end	$ 433.0	$ 336.9